LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
Schedule of investments in equity method investees

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Investments in equity method investees	689,929	430,292
Investments accounted for at fair values	2,060,849	6,480,322
Equity investments measured under measurement alternative and NAV practical expedient	164,785	1,232,735
Long-term held-to-maturity investments	224,752	1,081,167
Available-for-sale debt investments	—	7,813,655
Total long-term investments	3,140,315	17,038,171

Investments in equity method investees

Balance at December 31, 2018	93,314
Investments made	300,030
Income (loss) from investment	12,882
Investment impairment	(1,500)
Disposal of investment	(800)
Dividend received	(8,000)
Balance at December 31, 2019	395,926
Investments made	339,577
Income (loss) from investment	(10,924)
Investment impairment	(26,650)
Dividend received	(8,000)
Balance at December 31, 2020	689,929
Investments made	258,990
Income (loss) from investment	39,520
Investment impairment	(2,914)
Disposal of investment	(540,433)
Dividend received	(14,800)
Balance at December 31, 2021	430,292

Schedule of carrying amount and fair value of investments

		Gross	Gross
		unrealized	unrealized	Exchange	Dividends
	Cost basis	gains	losses	adjustments	received	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	200,000	—	(96,379)	—	—	103,621
Unlisted equity securities (ii)	203,154	35,140	—	—	—	238,294
Loan receivables measured at fair value (ii)	29,834	11,685	—	—	—	41,519
Wealth management product (iii)	1,703,980	75,213	—	(75,219)	(26,559)	1,677,415
Balance at December 31, 2020	2,136,968	122,038	(96,379)	(75,219)	(26,559)	2,060,849
Marketable securities (i)	296,848	—	(142,337)	(732)	—	153,779
Unlisted equity securities (ii)	221,694	24,313	—	—	—	246,007
Loan receivables measured at fair value (ii)	65,368	2,822	—	—	—	68,190
Wealth management product (iii)	6,109,574	209,844	—	(228,453)	(78,619)	6,012,346
Balance at December 31, 2021	6,693,484	236,979	(142,337)	(229,185)	(78,619)	6,480,322

Schedule of Equity investments measured under measurement alternative and NAV practical expedient

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Yuanjing Mingchuang (i)	—	532,035
Shengdu (ii)	—	480,000
Others	80,262	94,320
Total Equity investments measured under measurement alternative	80,262	1,106,355

Schedule of long-term held-to-maturity debt securities

As of December 31, 2021
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Long-term held-to-maturity debt securities	135,071	—	(951)	134,120

Schedule of available-for-sale debt investments

As of December 31, 2021
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Available-for-sale debt investments	7,778,077	55,630	(20,052)	7,813,655

Summary of Group's gross unrealized losses and fair values for available-for-sale investments

	Less than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	RMB	RMB	RMB	RMB	RMB	RMB

(in thousands)
Additional Tier 1 Bonds	2,102,879	(13,859)	1,398,742	(6,193)	3,501,621	(20,052)